COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:COMMITMENTS AND CONTINGENT LIABILITIES

a.Legal contingencies:

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable and it can reasonably estimate the amount of any such loss. The Company is currently not a party to any material legal or administrative proceedings and is not aware of any material pending or threatened material legal or administrative proceedings against the Company.

b.Pledges and bank guarantees:

The Company pledged a bank deposit of $1,335, mainly in respect of an office lease agreement. This balance is presented as part of other long-term assets.

The Company obtained bank guarantees of $1,352, primarily in connection with an office lease agreement.